Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAX DISCLOSURE
INCOME TAXES
For federal income tax purposes, distributions to stockholders are characterized as ordinary dividends, capital gain distributions, or nontaxable distributions. Nontaxable distributions will reduce U.S. stockholders’ basis (but not below zero) in their shares. The following table shows the character of distributions the Company paid on a percentage basis during the years ended December 31, 2012, 2011 and 2010:

Character of Distributions (unaudited):	2012	2011	2010
Ordinary dividends	38%	36%	35%
Nontaxable distributions	62%	47%	65%
Capital gain distributions	—%	17%	—%
Total	100%	100%	100%

As of December 31, 2012, the tax basis carrying value of the Company’s land and depreciable real estate assets was $3.1 billion. During the years ended December 31, 2012, 2011 and 2010, the Company had state and local income and franchise taxes of $1.4 million, $1.3 million and $1.2 million, respectively, which were recorded in general and administrative expenses in the consolidated statements of operations.